Commitments and Contingencies (FY) (Details)				12 Months Ended
	Mar. 26, 2020 USD ($) Extension	Nov. 20, 2017 USD ($)	Sep. 11, 2017 USD ($)	Dec. 31, 2017	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 19, 2017 USD ($)
Financial Condition and Liquidity [Abstract]
Working capital					$ (12,800,000)	$ 2,900,000	$ 2,100,000
Legal proceedings [Abstract]
Litigation settlement amount awarded			$ 278,923
Preferred stock dividend rate per annum				12.00%
Possible loss for advance or indemnification of legal fees and expenses								$ 1,550,000
Subsequent Events [Member]
Legal proceedings [Abstract]
Number of quarterly maturity date extensions | Extension	4
Amount of increase in quarterly exit fee payable	$ 250,000
Amount of increase in exit fee payable	1,000,000
Amendment fee and out-of-pocket costs and expenses	$ 100,000
Costa Brava [Member]
Legal proceedings [Abstract]
Percentage of public preferred stock owned						12.70%
Wynnefield [Member]
Legal proceedings [Abstract]
Percentage of public preferred stock owned						17.40%
Hamot [Member]
Legal proceedings [Abstract]
Legal fees and expenses		$ 1,450,000
Hamot [Member] | Counts I and III [Member] | Pending Appeal [Member]
Legal proceedings [Abstract]
Legal fees and expenses, entitled		750,000
Hamot [Member] | Counts II and IV [Member]
Legal proceedings [Abstract]
Legal fees and expenses, entitled		$ 660,000
Percentage entitled for legal fees and expenses		91.00%
Hamot [Member] | Third Amended Complaint [Member]
Legal proceedings [Abstract]
Legal fees and expenses		$ 100,000
Legal fees and expenses, entitled		$ 100,000